Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term debt, carrying value	$ 1,179.6	$ 1,405.2	$ 1,425.6
Funds deposited in insurance trusts	20.2	20.2	15.1
Fair Value Inputs Level 2 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term debt, carrying value	1,179.6	1,405.2	1,425.6
Fair value of long term debt	1,181.1	1,406.0	1,436.0
Fair Value Inputs Level 1 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Funds deposited in insurance trusts	$ 10.2	$ 10.2	$ 5.1